Commitments and Contingencies (Details) - Schedule of Right of Use Asset - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Right Of Use Asset Abstract
Operating lease at inception - June 2, 2020	$ 140,561	$ 156,554	$ 156,554
Less accumulated reduction		(122,986)	(70,807)
Balance ROU asset	140,561	33,568	85,747
Operating lease liabilities at inception - June 2, 2020	140,561	156,554	156,554
Reduction of lease liabilities		(122,079)	(69,564)
Total lease liabilities	140,561	34,475	86,990
Less: current portion	(40,311)		(52,178)
Lease liabilities, non-current	100,250		34,812
Total minimum operating lease payments	167,061	42,929	106,298
Less discount to fair value	(26,500)	(8,454)	(19,308)
Total lease liability	$ 140,561	$ 34,475	$ 86,990